Supplement to the

Fidelity Freedom Funds®

Fidelity Freedom Income Fund®, Fidelity Freedom 2000 Fund®,
Fidelity Freedom 2005 Fund®, Fidelity Freedom 2010 Fund®,
Fidelity Freedom 2015 Fund®, Fidelity Freedom 2020 Fund®,
Fidelity Freedom 2025 Fund®, Fidelity Freedom 2030 Fund®,
Fidelity Freedom 2035 Fund®, Fidelity Freedom 2040 Fund®,
Fidelity Freedom 2045 Fund®, and Fidelity Freedom 2050 Fund®

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2009

The following information replaces the similar information found under the heading "Valuation" on page 36.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

FFB-09-02 October 15, 2009
1.476278.122

Supplement to the

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®,
Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®,
Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®,
Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®,
Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 Fund®,
and Fidelity Advisor Freedom 2050 Fund®

Funds of Fidelity Aberdeen Street Trust

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2009

The following information replaces the similar information found under the heading "Valuation" beginning on page 34.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

AFF/AFFIB-09-03 October 15, 2009
1.808269.107